Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

July 8, 2011

VIA EDGAR

Re:	Transamerica Funds (the “Trust”) (33-02659; 811-04556)

Ladies and Gentlemen:

On behalf of Transamerica AEGON Flexible Income, Transamerica AEGON High Yield Bond, Transamerica AEGON Short-Term Bond, Transamerica Federated Market Opportunity, Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond, Transamerica Loomis Sayles Bond, Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Multi-Managed Balanced, Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica PIMCO Real Return TIPS (the “Funds”), each a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on June 16, 2011 pursuant to Rule 497(e) under the Securities Act. Such supplement (SEC Accession No. 0000930413-11-004406) is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated June 16, 2011 in XBRL for the Funds in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary